CONTRACTUAL OBLIGATIONS AND RIGHTS	12 Months Ended
Dec. 31, 2025
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations and rights	NOTE 22 – CONTRACTUAL RIGHTS AND OBLIGATIONS
The following table summarizes the Group's contractual obligations as of December 31, 2025.

USDm	2026	2027	2028	2029	2030	Thereafter	Total
Borrowings ¹⁾	291.8	100.3	94.7	385.6	78.8	65.1	1,016.3
Interest payments related to scheduled interest fixing	38.8	34.5	30.5	20.0	4.0	0.7	128.5
Estimated variable interest payments ²⁾	5.5	4.4	5.3	2.7	1.2	1.5	20.6
Committed scrubber installations ³⁾	10.0	2.0	1.9	1.6	—	—	15.5
Trade payables and other obligations	86.7	—	—	—	—	3.0	89.7
Total	558.8	141.2	132.4	409.9	84.0	70.3	1,396.6
The following table summarizes the Group's contractual obligations as of December 31, 2024.

USDm	2025	2026	2027	2028	2029	Thereafter	Total
Borrowings ¹⁾	167.9	166.2	132.8	118.1	488.2	170.1	1,243.3
Interest payments related to scheduled interest fixing	51.1	46.5	43.7	39.8	26.0	5.3	212.4
Estimated variable interest payments ²⁾	9.9	8.8	8.4	8.5	5.7	4.7	46.0
Committed scrubber installations ³⁾	11.9	1.1	7.9	2.1	—	—	23.0
Trade payables and other obligations	92.0	—	—	—	—	2.7	94.7
Total	332.8	222.6	192.8	168.5	519.9	182.8	1,619.4
The following table summarizes the Group's contractual rights as of December 31, 2023

USDm	2024	2025	2026	2027	2028	Thereafter	Total
Borrowings ¹⁾	174.9	148.0	148.4	112.0	120.0	370.2	1,073.5
Interest payments related to scheduled interest fixing	41.0	32.5	26.7	24.5	19.5	18.4	162.6
Estimated variable interest payments ²⁾	6.3	5.3	6.1	6.2	7.5	8.9	40.3
Secondhand vessel commitments	190.4	—	—	—	—	—	190.4
Committed scrubber installations ³⁾	23.6	—	2.0	8.1	2.0	—	35.7
Trade payables and other obligations	85.0	—	—	—	—	2.7	87.7
Total	521.2	185.8	183.2	150.8	149.0	400.2	1,590.2
1) The presented amounts to be repaid do not include directly related borrowing costs arising from the issuing of the loans of $13.2m
(2024: $17.0m. 2023: $13.9m), which are amortized over the term of the loans. Borrowing costs capitalized during the year amount to
$6.8m (2024: $7.3m, 2023: $9.0m).
2) Variable interest payments are estimated based on the forward rates for each interest period including hedging instruments
3) Commitments for pollution reduction installations
NOTE 22 – continued
TORM has contractual rights to receive future payments as lessor of vessels on time charter and bareboat charter to customers.
The following table summarizes the Group's contractual rights as of December 31, 2025

USDm	2026	2027	2028	2029	2030	Thereafter	Total
Contractual rights - as lessor:
Charter hire income for vessels ⁵⁾	53.9	31.2	9.2	—	—	—	94.4
Total	53.9	31.2	9.2	—	—	—	94.4
The following table summarizes the Group's contractual rights as of December 31, 2024

USDm	2025	2026	2027	2028	2029	Thereafter	Total
Contractual rights - as lessor:
Charter hire income for vessels ⁵⁾	67.8	26.2	11.9	—	—	—	105.9
Total	67.8	26.2	11.9	—	—	—	105.9
The following table summarizes the Group's contractual rights as of December 31, 2023

USDm	2024	2025	2026	2027	2028	Thereafter	Total
Contractual rights - as lessor:
Charter hire income for vessels ⁵⁾	37.8	24.1	—	—	—	—	61.9
Total	37.8	24.1	—	—	—	—	61.9
5) Charter hire income for vessels on time charter is recognized under "Revenue". During the years revenue from time charter amounted to $129.3m (2024: $145.6m, 2023: $43.8m)
The average period until redelivery of the vessels for the period ended December 31, 2025 was 2.0 years  (2024: 1.8 years, 2023:1.6 years).